Acquisitions and License Agreements (Schedule of Acquisition-Related Costs) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 26, 2014
Questcor Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Acquisition-related costs	$ 47.5
Cadence Pharmaceuticals, Inc.
Business Acquisition [Line Items]
Acquisition-related costs	17.6
Questcor and Cadence Pharmaceuticals
Business Acquisition [Line Items]
Acquisition-related costs	$ 65.1